SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS

(a)	Studio City Company Notes Offering

On November 30, 2016, Studio City Company issued the $350,000 5.875% senior secured notes due 2019 (the “2016 3-year Studio City Notes”) and $850,000 7.250% senior secured notes due 2021 (the “2016 5-year Studio City Notes” and together with the 2016 3-year Studio City Notes, the “2016 Studio City Notes”) and both priced at 100%. The 2016 Studio City Notes are listed on the Official List of Singapore Exchange Securities Trading Limited on December 1, 2016. The 2016 Studio City Notes are senior secured obligations of Studio City Company, rank equally in right of payment with all existing and future senior indebtedness of Studio City Company (although any liabilities in respect of obligations under the Senior Secured Credit Facilities as described below that are secured by common collateral securing the 2016 Studio City Notes will have priority over the 2016 Studio City Notes with respect to any proceeds received upon any enforcement action of such common collateral) and rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Company and effectively subordinated to Studio City Company’s existing and future secured indebtedness that is secured by assets that do not secure the 2016 Studio City Notes, to the extent of the assets securing such indebtedness. The 2016 Studio City Notes are guaranteed by Studio City Investments Limited (“Studio City Investments”) and its subsidiaries (other than Studio City Company) on a senior basis. The common collateral (shared with the Senior Secured Credit Facilities) includes a first priority mortgage over any rights under land concession contract of Studio City and an assignment of certain leases or rights to use agreements; as well as other customary security. The 2016 3-year Studio City Notes and 2016 5-year Studio City Notes mature on November 30, 2019 and November 30, 2021, respectively, and bear interest at a rate of 5.875% and 7.250% per annum, respectively, payable semi-annually in arrears on May 30 and November 30 of each year, commencing on May 30, 2017.

The net proceeds from the offering of the 2016 Studio City Notes, after deducting the underwriting commissions of approximately $12,000, were approximately $1,188,000. On November 30, 2016 (December 1, 2016 Hong Kong time), the Group used the net proceeds from the offering, together with cash on hand, to fund the repayment in full of the Studio City Project Facility (other than the HK$1,000,000 (equivalent to $129) rolled over into the 2016 Term Loan Facility of the Senior Secured Credit Facilities as described below) of HK$9,777,046,200 (equivalent to $1,256,690).

(b)	Amendment to Studio City Project Facility

On November 23, 2016, Studio City Company entered into an amendment and restatement agreement with, among others, a lender to, upon the satisfaction of certain conditions precedent, amend, restate and extend the Studio City Project Facility to provide for senior secured credit facilities (the “Senior Secured Credit Facilities”) in an aggregate amount of HK$234,000,000 (equivalent to $30,077). On November 30, 2016 (December 1, 2016 Hong Kong time), the Senior Secured Credit Facilities became effective.

The Senior Secured Credit Facilities consists of a HK$1,000,000 (equivalent to $129) term loan facility (the “2016 Term Loan Facility”) and a HK$233,000,000 (equivalent to $29,948) revolving credit facility (the “2016 Revolving Credit Facility”). The 2016 Term Loan Facility and the 2016 Revolving Credit Facility mature on the date which is five years after the effective date of the definitive documentation of the Senior Secured Credit Facilities. The 2016 Term Loan Facility has to be repaid at maturity with no interim amortization payments. The 2016 Term Loan Facility is collateralized by cash collateral equal to HK$1,012,500 (equivalent to $130) (representing the principal amount of the 2016 Term Loan Facility plus expected interest expense in respect of the 2016 Term Loan Facility for one financial quarter). Borrowings under the Senior Secured Credit Facilities bear interest at Hong Kong Interbank Offered Rate plus a margin of 4% per annum.

The indebtedness under the Senior Secured Credit Facilities is guaranteed by Studio City Investments and its subsidiaries (other than Studio City Company). Security for the Senior Secured Credit Facilities includes a first priority mortgage over any rights under land concession contract of Studio City and an assignment of certain leases or rights to use agreements; as well as other customary security. The Senior Secured Credit Facilities contain certain affirmative and negative covenants customary for such financings, as well as affirmative, negative and financial covenants equivalent to those contained in the 2016 Studio City Notes.